S000001471 [Member] Investment Objectives and Goals - BATS: Short Duration Taxable Total Return Series	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BATS: Short Duration Taxable Total Return Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BATS: Short Duration Taxable Total Return Series (formerly known as “BATS: Series S Portfolio”) (the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.